Note 17 - Income (Loss) Per Share - Schedule of Income (Loss) Per Share (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Net income (loss) for the year – basic	$ (29,447)	$ (64,666)	$ 12,551
Gain on financial derivative liability	0	(6,683)	(27,686)
Net loss for the year - diluted	$ (29,447)	$ (71,349)	$ (15,135)
Weighted average number of common shares outstanding - Basic (Note 17) (in shares)	14,256,263	10,857,737	8,161,727
Effect of dilutive securities (in shares)	0	0	2,029,120
Diluted – adjusted weighted average number of shares outstanding (in shares)	14,256,263	10,857,737	10,190,847
Basic income (loss) per share (Note 17) (in CAD per share)	$ (2.07)	$ (5.96)	$ 1.54
Diluted loss per share (Note 17) (in CAD per share)	$ (2.07)	$ (5.96)	$ (1.49)
Pre-consolidation of common shares [member]
Statement Line Items [Line Items]
Weighted average number of common shares outstanding - Basic (Note 17) (in shares)	57,025,052	43,430,948	32,646,906
Effect of dilutive securities (in shares)	0	0	8,116,480
Diluted – adjusted weighted average number of shares outstanding (in shares)	57,025,052	43,430,948	40,763,386
Basic income (loss) per share (Note 17) (in CAD per share)	$ (0.52)	$ (1.49)	$ 0.38
Diluted loss per share (Note 17) (in CAD per share)	$ (0.52)	$ (1.49)	$ (0.37)